UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2007

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		February 6, 2008


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		54

Form 13F Information Table Value Total:		112,307
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
3M COMPANY				COM			604059105	2789		 33080	SH		SOLE			29630		0	3450
ACCENTURE LTD CL A			COM			G1150G111	2377	         65975	SH		SOLE			58925		0	7050
ALBEMARLE CORP				COM			012653101	 619		 15000	SH		SOLE			15000		0	   0
AMERICAN EXPRESS COMPANY		COM			025816109	1308		 25140	SH		SOLE			21500		0	3640
AMERICAN INTERNATIONAL GROUP		COM			026874107	 451		  7752	SH		SOLE		 	 6402		0	1350
AMERICAN LAND LEASE			COM			027118108	1543		 77800	SH		SOLE			71700		0	6100
BANKAMERICA CORP			COM			066050105	5045	        122282	SH		SOLE			115082		0	7200
BAXTER INTERNATIONAL INC		COM			071813109	4087		 70400	SH		SOLE			64050		0	6350
BB&T CORPORATION			COM			054937107	1625		 52982	SH		SOLE			52894		0	  88
BERKSHIRE HATHAWAY CL B			COM			084670207	2771		   585	SH		SOLE		  	  510		0	  75
BIOTECH HOLDERS TRUST			DEPOSTRY RCPTS		09067D201	3379		 20890	SH		SOLE			18870		0	2020
BP PLC 					SPONSORED ADR		055622104	3524		 48165	SH		SOLE			45415		0	2750
CAPITAL ONE FINANCIAL			COM			14040H105	 423		  8967	SH		SOLE			 8967		0	   0
CHEVRONTEXACO CORP			COM			166764100	 453		  4857	SH		SOLE		 	 3236		0	1621
CISCO SYSTEMS				COM			17275R102	 220		  8145	SH		SOLE		 	 6745		0	1400
COMCAST CORP CLASS A			COM			200300101	2656		145459	SH		SOLE			127709		0      17750
DISNEY WALT HOLDING COMPANY		COM			254687106	3190		 98814	SH		SOLE			90264		0	8550
EMERSON ELECTRIC			COM			291011104	3045		 53750	SH		SOLE			48400		0	5350
EXXON MOBIL CORP			COM			30231G102	5643		 60233	SH		SOLE			53293		0	6940
FPL GROUP INC				COM			302571104	 776		 11450	SH		SOLE			10650		0	 800
GENERAL ELECTRIC COMPANY		COM			369604103	3855		104000	SH		SOLE			93715		0      10285
GENWORTH FINANCIAL INC			COM			37247D106	1227	       	 48210	SH		SOLE			39710		0	8500
HEWLETT-PACKARD COMPANY			COM			428236103	3950		 78257	SH		SOLE			72107		0	6150
HILB ROGAL & HOBBS COMPANY		COM			431294107	2611		 64362	SH		SOLE			58162		0	6200
HONEYWELL INTERNATIONAL, INC.		COM			438516106	1276		 20723	SH		SOLE			20723		0	   0
INTEL CORPORATION			COM			458140100	3605	        135233	SH		SOLE			122383		0      12850
JOHNSON & JOHNSON			COM			478160104	3497		 52434	SH		SOLE			46259		0	6175
KROGER COMPANY				COM			501044101	2703		101200	SH		SOLE			90700		0      10500
LIBERTY MEDIA HOLDING-CAPITAL A		COM			53071M302	1260		 10816	SH		SOLE			 9626		0	1190
LIBERTY MEDIA HLDG-INTERACTIVE		COM			53071M104	1041		 54584	SH		SOLE			48634		0	5950
LOWES COMPANIES, INC.			COM			548661107	2948		130330	SH		SOLE			121000		0       9330
MCDONALDS CORPORATION			COM			580135101	 239		  4060	SH		SOLE			 3960		0	 100
MCCORMICK & COMPANY			COM			579780206	3421		 90250	SH		SOLE			80000		0      10250
MCGRAW-HILL COS INC			COM			580645109	 896		 20450	SH		SOLE			19050		0	1400
MEDTRONIC INC				COM			585055106	4162		 82784	SH		SOLE			75984		0	6800
MICROSOFT CORP				COM			594918104	4537	       	127448	SH		SOLE			114263		0      13185
OWENS & MINOR, INC.			COM			690732102	 318		  7500	SH		SOLE			 7500		0	   0
PAYCHEX INC				COM			718507106	 750		 20716	SH		SOLE			20716		0	   0
PEPSICO INC				COM			713448108	 367		  4838	SH		SOLE			 4838		0	   0
PFIZER INC				COM			717081103	 332		 14604	SH		SOLE			14404		0	 200
PIEDMONT NATURAL GAS COMPANY		COM			720186105	 950		 36300	SH		SOLE			30500		0	5800
PROCTOR & GAMBLE CO			COM			742718109	 629		  8570	SH		SOLE			 6997		0	1573
ROYAL DUTCH SHELL PLC			SPONS ADR A		780257804	 318		  3777	SH		SOLE			 3777		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	3190		 75692	SH		SOLE			68892		0	6800
SCHLUMBERGER LIMITED			COM			806857108	3675		 37360	SH		SOLE			33310		0	4050
SMITHFIELD FOODS INC			COM			832248108	3058	       	105750	SH		SOLE			94650		0      11100
SUNTRUST BANKS INC			COM			867914103	 514		  8226	SH		SOLE			 8226		0	   0
THE COCA-COLA COMPANY			COM			191216100	 271		  4413	SH		SOLE			 1808		0	2605
TIME WARNER INC				COM			887315109	2151	       	130300	SH		SOLE			117800		0      12500
VERIZON COMMUNICATIONS			COM			92343V104	 220		  5029	SH		SOLE			 3872		0	1157
WACHOVIA CORPORATION			COM			929771103	2992		 78663	SH		SOLE			75559		0	3104
WASTE MGMT INC DEL			COM			94106L109	3661	       	112050	SH		SOLE			99350		0      12700
WESTERN UN CO				COM			959802109	1465		 60350	SH		SOLE			55650		0	4700
WYETH					COM			983024100	 294		  6650	SH		SOLE			 6650		0	   0